Share-Based Compensation And Other Related Information - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 4,448	$ 2,957
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,500	$ 1,700
Other equity instruments outstanding. beginning (shares | shares	328,823	262,013
Granted (shares) | shares	146,594	244,961
Paid out (shares) | shares	(157,584)	(156,715)
Forfeited (shares) | shares	(18,617)	(21,436)
Other equity instruments outstanding, ending (shares) | shares	299,216	328,823
Fair value of other equity instruments outstanding, beginning	$ 3,624	$ 4,098
Granted, fair value	3,891	3,207
Paid out, fair value	(3,140)	(2,181)
Forfeited, fair value	(441)	(313)
Change in value, fair value	3,173	(1,187)
Fair value of other equity instruments outstanding, ending	$ 7,107	$ 3,624
First Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Second Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Third Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%